Earnings Per Share (Table)	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Earnings Per Share

Year ended	March 31,
	2022	2021
	$	$
Net loss	(15,548)	(17,338)

Weighted average number of Common Shares outstanding	85,297,843	58,209,375
Basic and diluted loss per share	(0.18)	(0.30)